Leases - Additional Information (Details) - Subsequent Event [Member] $ in Millions	Jan. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Decrease of Right of Use Asset	$ 11.3
Decrease of Lease Liability	$ 11.9